Property and Equipment - Summary of Detailed Information of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	$ 324,658	$ 106,866
Accumulated depreciation	(59,688)	(43,152)
Total property and equipment – net	264,970	63,714
Medical equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	220,359	62,406
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	37,601	19,360
Equipment under finance leases [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	37,513	23,169
Total property and equipment – net	26,400		$ 15,000
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	15,810	452
Transportation and service equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	9,006	0
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	3,000	1,479
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment – cost	$ 1,369	$ 0